Qualified Affordable Housing Project Investments	12 Months Ended
Dec. 31, 2020
Federal Home Loan Banks [Abstract]
Qualified Affordable Housing Project Investments

NOTE 25 – QUALIFIED AFFORDABLE HOUSING PROJECT INVESTMENTS

The Company invests in qualified affordable housing projects. At December 31, 2020 and 2019, the balance of the Company’s investments in qualified affordable housing projects was $5,967 and $5,154, respectively. These balances are reflected in the other assets line on the Consolidated Balance Sheet. The unfunded commitments related to the investments in qualified affordable housing projects totaled $5,944 and $5,417 at December 31, 2020 and 2019, respectively.

During the years ended December 31, 2020, 2019 and 2018, the Company recognized amortization expense with respect to its investments in qualified affordable housing projects of $661, $570 and $473, respectively, which was included within pre-tax income on the Consolidated Statements of Operations.

Additionally, during the years ended December 31, 2020, 2019 and 2018, the Company recognized tax credits and other benefits from its investments in affordable housing tax credits of $1,186, $995 and $903, respectively.  During the years ended December 31, 2020, 2019 and 2018, the Company did not incur impairment losses related to its investment in qualified affordable housing projects.